Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005423
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,047	$ 10,174	$ 10,598	$ 10,592	$ 11,155	$ 11,619	$ 12,062	$ 12,499	$ 12,494	$ 12,613	$ 12,925	$ 11,883	$ 13,017	$ 13,454	$ 13,605	$ 14,349	$ 12,267	$ 14,106	$ 14,965	$ 16,439	$ 16,958	$ 17,865	$ 17,877	$ 18,634	$ 17,576	$ 15,356	$ 14,468	$ 15,418	$ 16,313	$ 17,098	$ 16,592	$ 18,191	$ 19,286	$ 19,664	$ 20,745	$ 20,345	$ 20,562	$ 21,943	$ 23,044	$ 23,618
C000166328
Account Value [Line Items]
Accumulated Value	500,000	502,567	509,193	530,642	530,550	559,030	582,509	604,965	627,105	626,869	633,103	648,998	596,709	654,195	676,118	684,025	721,684	616,971	709,816	753,378	827,552	853,995	900,012	900,915	939,393	886,388	774,728	729,977	778,541	823,664	863,601	838,340	919,474	975,161	994,619	1,049,731	1,029,820	1,041,210	1,111,179	1,167,405	1,197,306
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	10,000	10,024	10,123	10,660	10,786	11,532	12,024	12,647	13,372	13,244	13,314	13,884	12,113	13,588	14,079	14,075	15,335	12,059	14,376	15,545	17,828	18,643	20,021	19,810	21,133	20,000	16,868	15,717	17,252	18,512	19,656	18,987	21,082	22,810	23,464	25,016	24,769	24,441	27,258	29,336	30,302
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	500,000	501,191	506,147	532,982	539,321	576,579	601,217	632,373	668,608	662,179	665,712	694,184	605,663	679,402	703,942	703,759	766,753	602,935	718,812	777,254	891,388	932,137	1,001,052	990,498	1,056,628	999,984	843,381	785,865	862,589	925,608	982,785	949,345	1,054,099	1,140,497	1,173,221	1,250,816	1,238,447	1,222,044	1,362,904	1,466,796	1,515,084
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Accumulated Value	10,000	10,215	10,460	10,816	10,857	11,312	11,606	12,000	12,448	12,336	12,409	12,722	11,856	12,885	13,289	13,411	14,112	12,224	13,781	14,443	15,922	16,267	17,077	16,962	17,544	16,634	14,748	13,875	14,952	15,599	15,985	15,460	16,929	17,591	17,638	18,868	18,329	18,638	19,916	20,836	21,252
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Accumulated Value	$ 500,000	$ 510,734	$ 523,011	$ 540,807	$ 542,853	$ 565,577	$ 580,300	$ 600,012	$ 622,423	$ 616,786	$ 620,473	$ 636,122	$ 592,817	$ 644,269	$ 664,427	$ 670,534	$ 705,606	$ 611,202	$ 689,025	$ 722,125	$ 796,076	$ 813,343	$ 853,852	$ 848,097	$ 877,197	$ 831,690	$ 737,395	$ 693,744	$ 747,593	$ 779,930	$ 799,273	$ 773,014	$ 846,453	$ 879,564	$ 881,894	$ 943,395	$ 916,430	$ 931,915	$ 995,795	$ 1,041,794	$ 1,062,577